Borrowings and financial liabilities - Conditional advances (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Balance at beginning of period	€ 23,561
Balance at end of period	17,080	€ 23,561
Value on redemption	9,379	16,201
Current less than 1 year
Disclosure of financial liabilities [line items]
Value on redemption	7,494
1 to 5 years
Disclosure of financial liabilities [line items]
Value on redemption	1,885
Advances
Disclosure of financial liabilities [line items]
Balance at beginning of period	1,279	1,207
Proceeds from conditional advances		400
Repayments	(136)	(327)
Subsidies		(34)
Financial expenses	24	33
Balance at end of period	1,167	1,279
Value on redemption	1,232	1,368
Advances | Current less than 1 year
Disclosure of financial liabilities [line items]
Value on redemption	292
Advances | 1 to 5 years
Disclosure of financial liabilities [line items]
Value on redemption	940
BPI France - Sarcob
Disclosure of financial liabilities [line items]
Balance at beginning of period	135	182
Repayments	(26)	(52)
Financial expenses	3	6
Balance at end of period	112	135
Value on redemption	118
BPI France - Sarcob | Current less than 1 year
Disclosure of financial liabilities [line items]
Value on redemption	72
BPI France - Sarcob | 1 to 5 years
Disclosure of financial liabilities [line items]
Value on redemption	46
BPI France - BIO101
Disclosure of financial liabilities [line items]
Balance at beginning of period	774	1,025
Repayments	(110)	(275)
Financial expenses	13	24
Balance at end of period	677	774
Value on redemption	715
BPI France - BIO101 | Current less than 1 year
Disclosure of financial liabilities [line items]
Value on redemption	220
BPI France - BIO101 | 1 to 5 years
Disclosure of financial liabilities [line items]
Value on redemption	495
AFM Telethon - BIO101
Disclosure of financial liabilities [line items]
Balance at beginning of period	370
Proceeds from conditional advances		400
Subsidies		(34)
Financial expenses	8	4
Balance at end of period	378	€ 370
Value on redemption	400
AFM Telethon - BIO101 | 1 to 5 years
Disclosure of financial liabilities [line items]
Value on redemption	€ 400